Business Combinations - Summary of Components Purchase Price and Preliminary Allocation of Purchase Price at Fair Value (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2018	Oct. 31, 2017	May 31, 2017	Sep. 30, 2016	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Business Acquisition [Line Items]
Goodwill					$ 19,846	$ 19,182	$ 12,057
Lambda Lab
Business Acquisition [Line Items]
Cash paid	$ 1,997
Ordinary shares	2,200
Goodwill	1,038				1,000
Net liabilities acquired	(395)
Total purchase consideration	1,997
Lambda Lab | Developed Technology
Business Acquisition [Line Items]
Intangible assets	1,339				$ 1,300
Lambda Lab | Trade Names
Business Acquisition [Line Items]
Intangible assets	$ 15
Swiftype Inc
Business Acquisition [Line Items]
Cash paid		$ 1,724
Ordinary shares		8,392
Total consideration		10,116
Intangible assets		5,600
Goodwill		1,885
Net assets acquired		2,584
Total purchase consideration		10,116
Swiftype Inc | Developed Technology
Business Acquisition [Line Items]
Intangible assets		5,392
Swiftype Inc | Trade Names
Business Acquisition [Line Items]
Intangible assets		97
Swiftype Inc | Customer Relationships
Business Acquisition [Line Items]
Intangible assets		$ 158
Opbeat
Business Acquisition [Line Items]
Cash paid			$ 3,123
Ordinary shares			4,019
Total consideration			7,142
Goodwill			4,925
Net assets acquired			371
Total purchase consideration			7,142
Opbeat | Developed Technology
Business Acquisition [Line Items]
Intangible assets			$ 1,846
Prelert
Business Acquisition [Line Items]
Cash paid				$ 5,000
Ordinary shares				5,708
Total consideration				10,708
Goodwill				7,554
Net assets acquired				1,017
Total purchase consideration				10,708
Prelert | Developed Technology
Business Acquisition [Line Items]
Intangible assets				411
Prelert | Trade Names
Business Acquisition [Line Items]
Intangible assets				108
Prelert | Customer Relationships
Business Acquisition [Line Items]
Intangible assets				93
Prelert | IPR&D
Business Acquisition [Line Items]
Intangible assets				$ 1,525